Share Capital - Schedule of Share Capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Schedule of Share Capital [Line Items]
Issue of shares suppliers	$ 64,856,655		$ 2,000,000	$ 28,000,734
No of shares, Issue of shares acquisition of copper (note 11)	2,000,000
Total share capital	$ 629,774,711		$ 197,732,356
Ordinary shares [member]
Schedule of Share Capital [Line Items]
No of shares, Opening balance	104,790,304		80,994,098
Opening balance	$ 197,732,356		$ 51,508,320
No of shares, Issue of shares suppliers	500,000	[1]	950,365
Issue of shares suppliers	$ 6,541,000	[1]	$ 1,997,000
No of shares, Issue of shares PIPE	14,030,301	[1]	4,910,000
Issue of shares PIPE	$ 110,004,997	[1]	$ 24,550,000
No of shares, Issue of shares Directors			560,310
Issue of shares Directors			$ 1,297,099
No of shares, Issue of shares GEM settlement	4,153,686
Issue of shares GEM settlement	$ 40,000,000
No of shares, Issue of shares vesting of RSU’s	2,535,000		2,380,008
Issue of shares vesting of RSU’s	$ 8,632,900		$ 24,438,104
No of shares, Issue of shares Tanbreez make good provisions			5,000,000
Issue of shares Tanbreez make good provisions			$ 6,850,000
No of shares, Issue of shares upon conversion of warrants			1,600,000
Issue of shares upon conversion of warrants			$ 2,000,000
No of shares, Issue of warrants PIPE (Investors)
Issue of warrants PIPE (Investors)			$ (3,104,593)
No of shares, Issue of warrants PIPE (Brokers)
Issue of warrants PIPE (Brokers)			$ (160,574)
No of shares, Capital raising costs - Cash
Capital raising costs - Cash			$ (1,643,000)
No of shares, Issue of shares acquisition of copper (note 11)	2,000,000
Issue of shares acquisition of copper (note 11)	$ 15,800,000
No of shares, Issue of shares Tanbreez acquisition	14,500,000	[1]	8,395,523
Issue of shares Tanbreez acquisition	$ 165,010,000	[1]	$ 90,000,000
No of shares, Issue of shares 60 North Greenland ApS acquisition (note 32)	150,262
Issue of shares 60 North Greenland ApS acquisition (note 32)	$ 2,000,000
No of shares, Issue of shares exercise of warrants	3,337,709
Issue of shares exercise of warrants	$ 64,856,655
No of shares, Issue of shares exercise of warrants (cashless)	873,942
Issue of shares exercise of warrants (cashless)	$ 22,196,803
No of shares, Capital raising costs - Cash
Capital raising costs - Cash	$ (3,000,000)
No of shares, Total share capital	146,871,204		104,790,304
Total share capital	$ 629,774,711		$ 197,732,356

[1]	During the year ended 30 June 2026, the following shares were issued: ◾ 500,000 shares to Mathew August for the provision of marketing related services to the Company comprising: o 100,000 shares issued on 22 October 2025. The fair value of these shares on the issue date was $15.05 which resulted in a loss in the extinguishment of liabilities of $326,000 o 400,000 shares issued on 2 February 2026. The fair value of these shares on the issue date was $12.59 which resulted in a loss in the extinguishment of liabilities of $1,844,000 ◾ 14,030,301 shares to participants in the PIPE raising funds of $110,004,980 (before expenses) ◾ 4,153,686 shares to GEM in respect to the GEM settlement (note 16) ◾ 2,535,000 shares issued upon the vesting of RSU’s ◾ On 16 December 2025, the Company issued 2,000,000 ordinary shares for the acquisition of ultra-high-grade copper powder inventory. Due to the highly specialised nature of the inventory and the fact that there is no observable market for ultra-high-grade copper powder and significant variations in pricing based on known market transactions, the Company has determined the cost of the inventory based on the fair value of the shares issued to the seller. Consequently, the cost of the ultra-high-grade copper powder is $15,800,000 being 2,000,000 shares at $7.90 per share, being the fair value of the shares as at the date of acquisition (note 6) ◾ 14,500,000 shares issued upon the stage 2 acquisition of Tanbreez (note 31) ◾ 150,262 shares issued upon the 70% acquisition of 60 North Greenland ApS acquisition (note 32) ◾ 3,337,709 shares upon the exercise of options comprising o 3,315,000 shares upon the exercise of 3,315,000 unlisted warrants ($7.00 each expiring 7 February 2029) o 12,709 shares upon the exercise of 12,709 listed warrants ($11.50 each expiring 27 February 2029) o 10,000 shares upon the exercise of 10,000 unlisted warrants ($7.00 each expiring 6 October 2031) ◾ 873,942 shares upon the exercise of options utilising the cashless facility comprising: o 38,468 shares issued upon the exercise of 50,100 warrants ($7.00 each expiring 7 February 2029) o 835,474 shares issued upon the exercise of 1,000,000 warrants ($5.00 each expiring 18 June 2029)